UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04612

Name of Fund: BlackRock EuroFund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock EuroFund,

55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2015

Date of reporting period: 09/30/2014

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2014 (Unaudited)	BlackRock EuroFund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Belgium — 5.4%
Anheuser-Busch InBev NV	122,633	$13,599,740
KBC Groep NV (a)	191,816	10,182,753

		23,782,493
Denmark — 3.8%
Novo Nordisk A/S, Class B	347,237	16,532,572
France — 17.8%
Accor SA	22,386	991,435
Airbus Group NV	161,954	10,180,497
AXA SA	346,014	8,523,208
Cap Gemini SA	124,481	8,926,975
Compagnie de Saint-Gobain	101,228	4,625,258
L’Oreal SA	51,867	8,225,835
Legrand SA	125,349	6,513,575
Renault SA	33,900	2,452,315
Schneider Electric SA (a)	101,424	7,781,496
Total SA	314,644	20,374,488

		78,595,082
Germany — 9.8%
Bayer AG, Registered Shares	112,459	15,647,354
Continental AG	25,946	4,914,879
Deutsche Telekom AG, Registered Shares	839,224	12,702,959
LEG Immobilien AG (a)	86,214	5,959,918
Volkswagen AG, Preference Shares	18,510	3,822,463

		43,047,573
Ireland — 2.0%
Ryanair Holdings PLC — ADR (a)	159,856	9,020,674
Italy — 5.9%
Enel SpA	590,088	3,121,634
Intesa Sanpaolo SpA	4,365,228	13,177,427
Luxottica Group SpA	100,490	5,223,256
UniCredit SpA	571,050	4,486,104

		26,008,421
Netherlands — 5.2%
ASML Holding NV	114,461	11,337,202
ING Groep NV — CVA (a)	828,026	11,769,742

		23,106,944
Portugal — 0.6%
Jeronimo Martins SGPS SA	227,431	2,502,702
Spain — 2.1%
Iberdrola SA	402,025	2,873,633
Common Stocks	Shares	Value
Spain (concluded)
Inditex SA	233,127	$6,435,167

		9,308,800
Sweden — 1.9%
Assa Abloy AB, Class B	165,048	8,481,414
Switzerland — 11.8%
Cie Financiere Richemont SA, Registered Shares	41,289	3,375,009
Holcim Ltd., Registered Shares (a)	52,793	3,840,779
Roche Holding AG	61,392	18,129,237
Syngenta AG, Registered Shares	21,770	6,893,377
UBS AG, Registered Shares (a)	447,551	7,779,697
Zurich Insurance Group AG (a)	39,840	11,856,493

		51,874,592
United Kingdom — 31.9%
AstraZeneca PLC	228,814	16,397,454
Barclays PLC	1,294,322	4,760,748
BG Group PLC	525,386	9,699,066
British American Tobacco PLC	61,284	3,453,388
BT Group PLC	1,467,699	9,002,877
Hargreaves Lansdown PLC	347,853	5,308,785
HSBC Holdings PLC	429,226	4,361,488
Imperial Tobacco Group PLC	347,020	14,941,270
Johnson Matthey PLC	83,875	3,955,276
Merlin Entertainments PLC (b)	797,309	4,530,553
Prudential PLC	567,780	12,622,509
Rio Tinto PLC	297,387	14,571,917
Royal Dutch Shell PLC, Class B	563,018	22,258,341
SABMiller PLC	205,562	11,391,808
Tesco PLC	1,113,127	3,325,199

		140,580,679
Total Long-Term Investments (Cost — $418,672,946) — 98.3%		432,841,946

Short-Term Securities
Money Market Funds — 0.1%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (c)(d)	568,558	568,558

BLACKROCK EUROFUND	SEPTEMBER 30, 2014	1

Schedule of Investments (continued)	BlackRock EuroFund (Percentages shown are based on Net Assets)

Time Deposits	Par (000)		Value
United Kingdom — 2.2%
Wells Fargo Co., 0.06%, 10/01/14	GBP	5,988	$9,707,071
Europe — 0.1%
Wells Fargo Co., 0.00%, 10/01/14	EUR	200	252,275
Total Time Deposits — 2.3%			9,959,346
Total Short-Term Securities (Cost — $10,527,904) — 2.4%			10,527,904

			Value
Total Investments (Cost — $429,200,850) — 100.7%			$443,369,850
Liabilities in Excess of Other Assets — (0.7)%			(3,046,846)

Net Assets — 100.0%			$440,323,004

*	As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$431,848,808

Gross unrealized appreciation	$34,963,218
Gross unrealized depreciation	(23,442,176)

Net unrealized appreciation	$11,521,042

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents the current yield as of report date.

(d)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2014	Net Activity	Shares Held at September 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	361,504	207,054	568,558	$337
BlackRock Liquidity Series, LLC, Money Market Series	$3,229,307	$(3,229,307)	—	$542

Portfolio Abbreviations

ADR	American Depositary Receipts
GBP	British Pound
EUR	Euro

2	BLACKROCK EUROFUND	SEPTEMBER 30, 2014

Schedule of Investments (concluded)	BlackRock EuroFund

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in
Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Belgium	—	$23,782,493	—	$23,782,493
Denmark	—	16,532,572	—	16,532,572
France	—	78,595,082	—	78,595,082
Germany	—	43,047,573	—	43,047,573
Ireland	$9,020,674	—	—	9,020,674
Italy	—	26,008,421	—	26,008,421
Netherlands	—	45,365,285	—	45,365,285
Portugal	—	2,502,702	—	2,502,702
Spain	—	9,308,800	—	9,308,800
Sweden	—	8,481,414	—	8,481,414
Switzerland	—	51,874,592	—	51,874,592
United Kingdom	—	118,322,338	—	118,322,338
Short-Term Securities:
Money Market	568,558	—	—	568,558
Time Deposits	—	9,959,346	—	9,959,346

Total	$9,589,232	$433,780,618	—	$443,369,850

There were no transfers between levels during the period ended September 30, 2014.

BLACKROCK EUROFUND	SEPTEMBER 30, 2014	3

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock EuroFund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock EuroFund

Date: November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock EuroFund

Date: November 24, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock EuroFund

Date: November 24, 2014